Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information
Document Type	S-4/A
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	AVISTA PUBLIC ACQUISITION CORP. II
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001846253
Amendment Flag	true